JPM Series Trust II Supplement dated September 15, 1997 to the Statement of Additional Information dated April 30, 1997



     The third sentence in the paragraph entitled "JPM Bond Portfolio" under the section "Quality and Diversification Requirements" is revised as follows:

     The Portfolio may invest up to 25% of its total assets in securities which are "below investment grade".